PALMER SQUARE OPPORTUNISITIC INCOME FUND

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205

December 2, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Palmer Square Opportunistic Income Fund (the "Fund")

File Nos. 333-196094 and 811-22969

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Palmer Square Opportunistic Income Fund, does not differ from that contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-2. This Amendment was filed electronically on November 24, 2021, effective on December 1, 2021.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/ Alison Sloniewski
Alison Sloniewski